Trade accounts receivables (Details 1) - Accumulated impairment [member] - Trade receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables impairment provision at the beginning of the year	$ (3,465)	$ (3,179)
Additions	(1,793)	(1,586)
Reversals	1,005	1,206
Foreign exchange gains	(73)	94
Trade receivable impairment provision at the end of the year	$ (4,326)	$ (3,465)